Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Operating lease, weighted average remaining lease term	3 years		3 years		3 years
Operating lease, weighted average discount rate	6.00%		6.00%		6.00%
Operating Lease Cost:
Fixed lease cost	$ 292	$ 213	$ 505	$ 426	$ 1,005	$ 1,030
Variable lease cost	36	81	119	121	154	253
Total operating lease cost	328	294	624	547	1,391	1,533
Fixed Lease Cost					851	777
Total	$ 292	$ 213	505	426	1,005	1,030
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases			462	454	916	756
Operating cash flows for finance leases			0	12	15	115
Principal payments on finance lease			0	933	1,192	1,215
Right-of-use assets obtained in exchange of lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities			$ 2,187	$ 0	$ 0	$ 1,158
Operating lease,Option to extend					5
Operating lease, Option to extend , finance					5
Maximum [Member]
Right-of-use assets obtained in exchange of lease obligations:
Operaing lease,remaining lease term					4 years
Finance lease,remaining lease term					4 years
Minimum [Member]
Right-of-use assets obtained in exchange of lease obligations:
Operaing lease,remaining lease term					1 year
Finance lease,remaining lease term					1 year